UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 108,443,675	$ 151,775,129
Accounts receivable trade, net	10,487,141	7,909,514
Due from related parties	$ 9,938,847	$ 13,155,509
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 1,168,363	$ 791,788
Prepaid expenses and other assets	3,668,171	3,407,988
Income tax receivable	16,808,839	15,514,617
Investment in equity securities	1,170,409	27,759,775
Investment in debt securities	2,561,855	554,924
Accrued charter revenue	241,357	0
Derivative assets	466,748	545,630
Total current assets	154,955,405	221,414,874
NON-CURRENT ASSETS:
Restricted cash	1,000,000	1,000,000
Due from related parties	$ 2,893,839	$ 2,893,839
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets	$ 978,459	$ 805,182
Deferred charges, net	8,588,853	6,066,454
Investment in related party	117,521,579	117,521,579
Investment in debt securities, non current	750,000	750,000
Equity method investments	46,268,316	50,045,840
Equity method investments measured at fair value (related party)	234,269,389	139,745,917
Equity investments	7,331,443	9,932,222
Goodwill	23,396,032	24,126,824
Intangible assets, net	19,427,180	21,173,403
Operating lease right-of-use assets	6,676,145	7,417,626
Deferred tax assets	1,912,387	2,599,327
Derivative assets	572,093	710,802
Total non-current assets	736,321,262	575,943,567
Total assets	891,276,667	797,358,441
CURRENT LIABILITIES:
Current portion of long-term debt, net	3,927,308	5,637,620
Current portion of financial liabilities, net	2,868,539	1,548,990
Accounts payable	4,549,896	3,714,698
Deferred revenue	1,186,653	827,210
Accrued liabilities	13,398,508	16,700,000
Due to related parties	$ 1,487,702	$ 1,106,606
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Derivative liabilities	$ 612,871	$ 185,327
Operating lease liabilities	1,184,457	1,203,769
Income tax payable	3,920,985	3,482,684
Total current liabilities	33,136,919	34,406,904
NON-CURRENT LIABILITIES:
Long-term debt, net	41,353,580	64,992,597
Long-term financial liabilities, net	24,423,904	12,046,770
Fair value of acquired charter	200,181	0
Other accrued liabilities	144,042	144,605
Operating lease liabilities	5,491,688	6,213,857
Deferred tax liabilities	11,128,651	10,596,230
Total non-current liabilities	82,742,046	93,994,059
Commitments and contingencies
MEZZANINE EQUITY:
5.00% Series D fixed rate cumulative perpetual convertible preferred shares: 100,000 shares issued and outstanding as of December 31, 2025, and June 30, 2026, aggregate liquidation preference of $100,000,000 as of December 31, 2025 and June 30, 2026, respectively	82,334,124	80,714,075
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 9,662,354 issued and outstanding as of December 31, 2025 and June 30, 2026	9,662	9,662
Preferred shares, $0.001 par value: 50,000,000 shares authorized; Series B Preferred Shares - 12,000 shares issued and outstanding as of December 31, 2025, and June 30, 2026	12	12
Additional paid-in capital	265,339,741	265,339,741
Retained earnings	300,812,447	239,452,780
Accumulated other comprehensive income	13,699,459	20,628,512
Total Castor Maritime Inc. shareholders' equity	579,861,321	525,430,707
Noncontrolling interests	113,202,257	62,812,696
Total shareholders' equity	693,063,578	588,243,403
Total liabilities, mezzanine equity and shareholders' equity	891,276,667	797,358,441
Vessels [Member]
NON-CURRENT ASSETS:
Property, plant and equipment, net	231,708,277	156,496,033
Property and Equipment [Member]
NON-CURRENT ASSETS:
Property, plant and equipment, net	$ 33,027,270	$ 34,658,519